SHARE-BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Jun. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share option activity
A summary of the share option activity for the year ended June 30, 2021 is as shown below:

Share Options	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Outstanding, vested and exercisable at June 30, 2020	—	—	—	—
Granted on November 16, 2020	90,000	11.85	10	—
Granted on March 17, 2021	478,500	11.85	9.95	1,165

Outstanding, vested and exercisable at June 30, 2021	568,500	11.85	9.66	1,734

Schedule of summary of the restricted share activity
A summary of the restricted share activity for the year ended June 30, 2020 and 2021 is as follows:

	Number of restricted shares	Weighted average grant-date fair value
Un-vested at June 30, 2019	18,125	20.09
Granted	67,500	16.06
Vested	(22,500)	19.31

Un-vested at June 30, 2020	63,125	16.06
Granted	1,434,500	11.85
Vested	(177,288)	13.35

Un-vested at June 30, 2021	1,320,337	11.85